Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt
Unamortized debt discount	$ 0	$ (372)
Net carrying amount	0	9,628	$ 15,616
Secured Debt [Member]
Long-Term Debt
Principal amount of debt		0	3,500
Unamortized debt discount		0	(55)
Net carrying amount		0	3,445
Mezzanine Term Loan [Member]
Long-Term Debt
Principal amount of debt	$ 0	10,000	0
Unamortized debt discount		(372)	0
Net carrying amount		9,628	0
Convertible Notes Payable [Member]
Long-Term Debt
Principal amount of debt		0	14,750
Unamortized debt discount		0	(2,579)
Net carrying amount		$ 0	$ 12,171